FINANCIAL INSTRUMENTS - Disclosure of carrying values of financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets:
Investments in affiliates	$ 2,410	$ 2,429
Derivative assets	0	14
Financial liabilities:
Warrants	$ (8)	$ (6,022)